Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Cantor Commercial Real Estate Lending, L.P. 499 Park Avenue New York, New York 10022

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Cantor Commercial Real Estate Lending, L.P. (the “Company”) and Cantor Fitzgerald & Co. and CCRE Commercial Mortgage Securities, L.P., KeyBank National Association and KeyBanc Capital Markets Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of CFK Trust 2020-MF2, Commercial Mortgage Pass-Through Certificates, Series 2020-MF2.

The information provided to us, including the information set forth in the Data File (as defined herein), is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 21, 2020, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing certain information related to one mortgage loan contributed by Cantor Commercial Real Estate Lending, L.P. and KeyBank National Association (collectively, the “Mortgage Loan Seller”) that is secured by 27 mortgaged properties (the “Mortgage Asset”).

From January 31, 2020 through February 20, 2020, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not Applicable”) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Mortgage Asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Mortgage Asset or (iii) compliance of the originator of the Mortgage Asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 21, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

•	Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage deed of trusts or reserve agreements (collectively, the “Loan Agreement”);
•	The closing statement (the “Closing Statement”);
•	Cash management agreement and deposit account control agreement (collectively, the “Cash Management Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Historical occupancy report (the “Historical Occupancy Report”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”);
•	The guaranty of recourse obligation or environmental indemnity agreement (collectively, the “Guaranty”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Insurance Certificate (the “Environmental Insurance Certificate”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”); and
•	Property Hazard and Liability Insurance Certificate (collectively, the “Insurance Certificate”).

	Characteristic	Source Document
1	Loan Pool No.	None - Mortgage Loan Seller Provided
2	Loan Number	None - Mortgage Loan Seller Provided
3	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
4	Mortgage Loan Originator	Loan Agreement
5	Property ID	Not Applicable
6	Property Name	None - Mortgage Loan Seller Provided
7	% by Cut-Off Date Balance	Refer to calculation procedures
8	Senior Trust Loan Original Balance	Loan Agreement
9	Senior Trust Loan Cut-Off Date Balance	Refer to calculation procedures
10	Senior Trust Loan Maturity Date Balance	Refer to calculation procedures
11	Cut-Off Date Balance per Unit	Refer to calculation procedures
12	Cut-Off Date	None - Mortgage Loan Seller Provided
13	Number of Properties	Appraisal Report
14	Street Address	Appraisal Report
15	City	Appraisal Report
16	State	Appraisal Report
17	Zip Code	Appraisal Report
18	County	Appraisal Report
19	Property Type	Appraisal Report
20	Property Sub-Type	Appraisal Report
21	Units	Appraisal Report
22	Primary Unit of Measure	Appraisal Report
23	Year Built	Appraisal Report
24	Year Renovated	Appraisal Report
25	Current Occupancy	Historical Occupancy Report
26	Current Occupancy Date	Historical Occupancy Report
27	Ownership Interest	Title Policy
28	“As-is” Appraised Value	Appraisal Report
29	“As-is” Appraised Value as of Date	Appraisal Report
30	“As-Portfolio” Appraised Value	Appraisal Report
31	“As-is” Cut-off Date LTV	Refer to calculation procedures
32	“As-Portfolio” Cut-off Date LTV	Refer to calculation procedures
33	“As-is” Maturity Date LTV	Refer to calculation procedures
34	Borrower Name	Loan Agreement
35	Sponsor	Loan Agreement
36	Nonrecourse Carve-out Guarantor	Guaranty
37	Environmental Indemnitor	Guaranty
38	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement

	Characteristic	Source Document
39	Borrower State of Incorporation	Loan Agreement
40	Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)	None – Mortgage Loan Seller Provided
41	Borrower Issue Description	Not Applicable
42	Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)	None – Mortgage Seller Provided
43	SPE (Y/N)	Loan Agreement
44	SAE (Y/N)	Loan Agreement
45	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
46	Independent Director (Y/N)	Loan Agreement
47	Related Borrowers (Y/N)	Loan Agreement
48	Related Borrower Pool	Loan Agreement
49	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
50	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
51	Acquisition or Refinance	Loan Agreement
52	Note Date	Loan Agreement
53	First Payment Date (P&I)	Loan Agreement
54	First Payment Date (IO)	Loan Agreement
55	Maturity Date	Loan Agreement
56	ARD Loan (Y/N)	Loan Agreement
57	Lockbox Type	Loan Agreement/Cash Management Agreement
58	Cash Management Status	Loan Agreement/ Cash Management Agreement
59	Terms/Description of Springing Lockbox	Loan Agreement/ Cash Management Agreement
60	Original Term to Maturity (mos.)	Refer to calculation procedures
61	Remaining Term to Maturity (mos.)	Refer to calculation procedures
62	Original IO Period (mos.)	Refer to calculation procedures
63	Remaining IO Period (mos.)	Refer to calculation procedures
64	Original Amort. Term (mos.)	Refer to calculation procedures
65	Amort. Type	Loan Agreement
66	Interest Accrual Method	Loan Agreement
67	Rate	Loan Agreement
68	Monthly Debt Service (IO)	Refer to calculation procedures
69	Annual Debt Service (IO)	Refer to calculation procedures
70	Senior Non-Trust Pari Passu Monthly Debt Service (IO)	Refer to calculation procedures
71	Senior Non-Trust Pari Passu Annual Debt Service (IO)	Refer to calculation procedures
72	UW NCF DSCR	Refer to calculation procedures
73	UW NOI DSCR	Refer to calculation procedures

	Characteristic	Source Document
74	2017 Operating Statement Date	Underwriting Model
75	2017 EGI	Underwriting Model
76	2017 Expenses	Underwriting Model
77	2017 NOI	Underwriting Model
78	2017 NOI Debt Yield	Refer to calculation procedures
79	2018 Operating Statement Date	Underwriting Model
80	2018 EGI	Underwriting Model
81	2018 Expenses	Underwriting Model
82	2018 NOI	Underwriting Model
83	2018 NOI Debt Yield	Refer to calculation procedures
84	TTM Operating Statement Date	Underwriting Model
85	TTM EGI	Underwriting Model
86	TTM Expenses	Underwriting Model
87	TTM NOI	Underwriting Model
88	TTM NOI Debt Yield	Refer to calculation procedures
89	2017 Occupancy	Historical Occupancy Report
90	2017 Occupancy Date	Historical Occupancy Report
91	2018 Occupancy	Historical Occupancy Report
92	2018 Occupancy Date	Historical Occupancy Report
93	2019 Occupancy	Historical Occupancy Report
94	2019 Occupancy Date	Historical Occupancy Report
95	Underwritten Occupancy %	Underwriting Model
96	Underwritten Revenues	Underwriting Model
97	Underwritten EGI	Underwriting Model
98	Underwritten Expenses	Underwriting Model
99	Underwritten NOI	Underwriting Model
100	Underwritten NOI Debt Yield	Refer to calculation procedures
101	Underwritten TI/LC	Underwriting Model
102	Underwritten Cap Ex	Underwriting Model
103	Underwritten NCF	Underwriting Model
104	Underwritten NCF Debt Yield	Refer to calculation procedures
105	Tax Escrow in Place (Y/N)	Loan Agreement/Closing Statement
106	Initial Tax Escrow Amount ($)	Loan Agreement/Closing Statement
107	Ongoing Tax Escrow - Monthly ($)	Loan Agreement/Closing Statement
108	Tax Reserve Cap ($ and Description)	Loan Agreement/Closing Statement
109	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement/Closing Statement
110	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement/Closing Statement
111	Current Tax Escrow Balance	Loan Agreement/Closing Statement

	Characteristic	Source Document
112	Interest on Tax Escrow Goes to:	Loan Agreement/Closing Statement
113	Insurance Escrow in Place (Y/N)	Loan Agreement/Closing Statement
114	Initial Insurance Escrow Amount ($)	Loan Agreement/Closing Statement
115	Ongoing Insurance Escrow - Monthly ($)	Loan Agreement/Closing Statement
116	Insurance Reserve Cap ($ and Description)	Loan Agreement/Closing Statement
117	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement/Closing Statement
118	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement/Closing Statement
119	Current Insurance Escrow Balance	Loan Agreement/Closing Statement
120	Interest on Insurance Escrow Goes to:	Loan Agreement/Closing Statement
121	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement/Closing Statement
122	Deferred Maintenance Required ($)	Loan Agreement/Closing Statement
123	Deferred Maintenance Escrow Amount ($)	Loan Agreement/Closing Statement
124	% of Total Recommended Deferred Maintenance Amount Escrowed (%)	Refer to calculation procedures
125	Deferred Maintenance Escrow Current Balance ($)	Loan Agreement/Closing Statement
126	Interest on Deferred Maint. Escrow Goes to:	Loan Agreement/Closing Statement
127	Cap Ex Escrow in Place (Y/N)	Loan Agreement/Closing Statement
128	Initial Cap Ex Escrow Amount ($)	Loan Agreement/Closing Statement
129	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement/Closing Statement
130	Cap Ex Reserve Cap ($ and Description)	Loan Agreement/Closing Statement
131	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement/Closing Statement
132	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement/Closing Statement
133	Current Cap Ex Escrow Balance	Loan Agreement/Closing Statement
134	Interest on Cap Ex Escrow Goes to:	Loan Agreement/Closing Statement
135	TI/LC Escrow in Place (Y/N)	Loan Agreement/Closing Statement
136	Initial TI/LC Escrow Amount ($)	Loan Agreement/Closing Statement
137	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement/Closing Statement
138	TI/LC Reserve Cap ($ and Description)	Loan Agreement/Closing Statement
139	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement/Closing Statement
140	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement/Closing Statement
141	Current TI/LC Balance	Loan Agreement/Closing Statement
142	Interest on TI/LC Escrow Goes to:	Loan Agreement/Closing Statement
143	Other Escrows in Place (Y/N)	Loan Agreement/Closing Statement
144	Description of "Other" Escrows	Loan Agreement/Closing Statement
145	Initial Other Escrow Amount ($)	Loan Agreement/Closing Statement
146	Ongoing Other Escrow - Monthly ($)	Loan Agreement/Closing Statement
147	Other Reserve Cap ($)	Loan Agreement/Closing Statement

	Characteristic	Source Document
148	Other Springing Reserve Requirement (Y/N)	Loan Agreement/Closing Statement
149	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement/Closing Statement
150	Current Other Balance	Loan Agreement/Closing Statement
151	Interest on Other Escrow Goes to:	Loan Agreement/Closing Statement
152	Other Escrow Description/ Release Provisions	Loan Agreement/Closing Statement
153	FIRREA Appraisal (Y/N)	Appraisal Report
154	Appraisal Report Date	Appraisal Report
155	Phase I Date	ESA Phase I Report
156	Phase II Date	Not Applicable
157	Engineering Report Date	Property Condition Report
158	Seismic Report Date	Not Applicable
159	Earthquake Zone 3 or 4 (Y/N)	Property Condition Report
160	PML %	Not Applicable
161	Earthquake Insurance (Y/N)	Insurance Certificate
162	Windstorm Insurance (Y/N)	Insurance Certificate
163	Flood Zone (Y/N)	Insurance Certificate
164	Flood Insurance (Y/N)	Insurance Certificate
165	Environmental Insurance (Y/N)	Environmental Insurance Certificate
166	Environmental Insurance in Lieu of Phase II (Y/N)	Environmental Insurance Certificate/ESA Phase I Report
167	Due Date	Loan Agreement
168	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
169	Debt Service Grace Period to Call a Default	Loan Agreement
170	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
171	Balloon Payment Grace Period to Call a Default	Loan Agreement
172	Default Interest %	Loan Agreement
173	Assumption Provision (Y/N)	Loan Agreement
174	Assumption/Fee	Loan Agreement
175	Partial Collateral Release (Y/N)	Loan Agreement
176	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
177	Substitution Allowed (Y/N)	Loan Agreement
178	Substitution Provision Description	Loan Agreement
179	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
180	Prepayment Interest Shortfall (Y/N)	Loan Agreement
181	Seasoning	Refer to calculation procedures
182	Prepayment String	Loan Agreement
183	Lockout Expiration Date	Loan Agreement

	Characteristic	Source Document
184	Prepayment/ Defeasance Begin Date	Loan Agreement
185	Prepayment/ Defeasance End Date	Loan Agreement
186	Pari Passu (Y/N)	Loan Agreement
187	Senior Non-Trust Loan Pari Passu Original Balance	Loan Agreement
188	Senior Non-Trust Loan Pari Passu Cut-off Date Balance	Refer to calculation procedures
189	Senior Non-Trust Loan Pari Passu Maturity Balance	Refer to calculation procedures
190	Additional Debt Permitted (Y/N)	Loan Agreement
191	Type of Additional Debt Permitted	Loan Agreement
192	Additional Debt Exist (Y/N)	Loan Agreement
193	Additional Debt Type(s)	Loan Agreement
194	Junior Trust Loan Original Balance	Loan Agreement
195	Junior Trust Loan Cut-off Date Balance	Refer to calculation procedures
196	Junior Trust Loan Maturity Balance	Refer to calculation procedures
197	Total Original Debt Balance	Loan Agreement
198	Total Cut-off Date Debt Balance	Refer to calculation procedures
199	Total Debt Maturity Balance	Refer to calculation procedures
200	Total Debt Monthly Debt Service	Refer to calculation procedures
201	Total Debt Annual Debt Service	Refer to calculation procedures
202	Total Debt Cut-off Date “As Is” LTV Ratio	Refer to calculation procedures
203	Total Debt Cut-off Date "Portfolio" LTV Ratio	Refer to calculation procedures
204	Total Debt UW NCF DSCR	Refer to calculation procedures
205	Total Debt UW NOI DSCR	Refer to calculation procedures
206	Total Debt UW NOI Debt Yield	Refer to calculation procedures
207	Total Debt UW NCF Debt Yield	Refer to calculation procedures
208	Master Fee	None - Mortgage Loan Seller Provided
209	Primary Fee	None - Mortgage Loan Seller Provided
210	Cert Admin / Trust Fee Rate	None - Mortgage Loan Seller Provided
211	CREFC Fee	None - Mortgage Loan Seller Provided
212	Admin Total	Refer to calculation procedures
213	Net Coupon	Refer to calculation procedures

Calculation Procedures

With respect to Characteristic 7, we recomputed the % by Cut-Off Date Balance as the quotient of the (i) Senior Trust Loan Cut-Off Date Balance and (ii) total Senior Trust Loan Cut-Off Date Balance.

With respect to Characteristic 9, the Senior Trust Loan Cut-Off Date Balance was set to equal the Senior Trust Loan Original Balance.

With respect to Characteristic 10, the Senior Trust Loan Maturity Date Balance was set to equal the Senior Trust Loan Original Balance.

With respect to Characteristic 11, we recomputed the Cut-Off Date Balance per Unit as the quotient of the (i) Total Cut-Off Date Debt Balance and (ii) Units.

With respect to Characteristic 31, we recomputed the “As-is” Cut-off Date LTV as the quotient of the (i) Total Cut-Off Date Debt Balance and (ii) “As-is” Appraised Value.

With respect to Characteristic 32, we recomputed the “As-Portfolio” Cut-off Date LTV as the quotient of the (i) Total Cut-Off Date Debt Balance and (ii) “As-Portfolio” Appraised Value.

With respect to Characteristic 33, we recomputed the “As-is” Maturity Date LTV as the quotient of the (i) Total Cut-Off Date Debt Balance and (ii) “As-is” Appraised Value.

With respect to Characteristic 60, we recomputed the Original Term to Maturity (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and inclusive of the Maturity Date.

With respect to Characteristic 61, we recomputed the Remaining Term to Maturity (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity (mos.).

With respect to Characteristic 62, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and inclusive of the Maturity Date.

With respect to Characteristic 63, we recomputed the Remaining IO Periods (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.).

With respect to Characteristic 64, the Original Amort. Term (mos.) was set to equal zero.

With respect to Characteristic 68, we recomputed the Monthly Debt Service (IO) as the product of (a) the Senior Trust Loan Original Balance, (b) quotient of (x) the Rate and (y) 12 and (c) a fraction equal to 365/360.

With respect to Characteristic 69, we recomputed the Annual Debt Service (IO) as the product of (i) the Monthly Debt Service (IO) and (ii) 12.

With respect to Characteristic 70, we recomputed the Senior Non-Trust Pari Passu Monthly Debt Service (IO) as the product of (a) the Senior Non-Trust Loan Pari Passu Original Balance, (b) the quotient of (x) the Rate and (y) 12 and (c) a fraction equal to 365/360.

With respect to Characteristic 71, we recomputed the Senior Non-Trust Pari Passu Annual Debt Service (IO) as the product of (i) the Senior Non-Trust Pari Passu Monthly Debt Service (IO) and (ii) 12.

With respect to Characteristic 72, we recomputed the UW NCF DSCR as the quotient of the (i) Underwritten NCF and (ii) Total Debt Annual Debt Service.

With respect to Characteristic 73, we recomputed the UW NOI DSCR as the quotient of the (i) Underwritten NOI and (ii) Total Debt Annual Debt Service.

With respect to Characteristic 78, we recomputed the 2017 NOI Debt Yield as the quotient of the (i) 2017 NOI and (ii) Total Cut-Off Date Debt Balance.

With respect to Characteristic 83, we recomputed the 2018 NOI Debt Yield as the quotient of the (i) 2018 NOI and (ii) Total Cut-Off Date Debt Balance.

With respect to Characteristic 88, we recomputed the TTM NOI Debt Yield as the quotient of the (i) TTM NOI and (ii) Total Cut-Off Date Debt Balance.

With respect to Characteristic 100, we recomputed the Underwritten NOI Debt Yield as the quotient of the (i) Underwritten NOI and (ii) Total Cut-Off Date Debt Balance.

With respect to Characteristic 104, we recomputed the Underwritten NCF Debt Yield as the quotient of the (i) Underwritten NCF and (ii) Total Cut-Off Date Debt Balance.

With respect to Characteristic 124, we recomputed the % of Total Recommended Deferred Maintenance Amount Escrowed (%) as the quotient of the (i) Deferred Maintenance Escrow Amount ($) and (ii) Deferred Maintenance Required ($).

With respect to Characteristic 181, the Seasoning was set to equal zero.

With respect to Characteristic 188, the Senior Non-Trust Loan Pari Passu Cut-off Date Balance was set to equal the Senior Non-Trust Loan Pari Passu Original Balance.

With respect to Characteristic 189, the Senior Non-Trust Loan Pari Passu Maturity Balance was set to equal the Senior Non-Trust Loan Pari Passu Original Balance.

With respect to Characteristic 195, the Junior Trust Loan Cut-off Date Balance was set to equal the Junior Trust Loan Original Balance.

With respect to Characteristic 196, the Junior Trust Loan Maturity Date Balance was set to equal the Junior Trust Loan Cut-off Date Balance.

With respect to Characteristic 198, the Total Cut-off Date Debt Balance was set to equal the Total Original Debt Balance.

With respect to Characteristic 199, the Total Debt Maturity Balance was set to equal the Total Cut-off Date Debt Balance.

With respect to Characteristic 200, we recomputed the Total Debt Monthly Debt Service as the product of (a) the Total Original Debt Balance, (b) the quotient of (x) the Rate and (y) 12 and (c) a fraction equal to 365/360.

With respect to Characteristic 201, we recomputed the Total Debt Annual Debt Service as the product of (a) the Total Debt Monthly Debt Service and (ii) 12.

With respect to Characteristic 202, we recomputed the Total Debt Cut-off Date “As Is” LTV Ratio as the quotient of the (i) Total Cut-off Date Debt Balance and (ii) “As-is” Appraised Value.

With respect to Characteristic 203, we recomputed the Total Debt Cut-off Date “Portfolio” LTV Ratio as the quotient of the (i) Total Cut-off Date Debt Balance and (ii) “As-Portfolio” Appraised Value.

With respect to Characteristic 204, we recomputed the Total Debt UW NCF DSCR as the quotient of the (i) Underwritten NCF and (ii) Total Debt Annual Debt Service.

With respect to Characteristic 205, we recomputed the Total Debt UW NOI DSCR as the quotient of the (i) Underwritten NOI and (ii) Total Debt Annual Debt Service.

With respect to Characteristic 206, we recomputed the Total Debt UW NOI Debt Yield as the quotient of the (i) Underwritten NOI and (ii) Total Cut-off Date Debt Balance.

With respect to Characteristic 207, we recomputed the Total Debt UW NCF Debt Yield as the quotient of the (i) Underwritten NCF and (ii) Total Cut-off Date Debt Balance.

With respect to Characteristic 212, we recomputed the Admin Total as the sum of the (i) Master Fee, (ii) Primary Fee, (iii) Cert Admin / Trust Fee Rate and (iv) CREFC Fee.

With respect to Characteristic 213, we recomputed the Net Coupon by subtracting the (i) Admin Total from (ii) Rate.